ROBERTS & HENRY
                                ATTORNEYS AT LAW
                              164 HONEYSUCKLE DRIVE
                             JUPITER, FLORIDA 33458
                                 (561) 744-5932
                               FAX (561) 207-6857
                         E-MAIL: RobertsHenryLaw@aol.com

101 BUENA VISTA AVENUE                                       504 TALBOT STREET
FEDERALSBURG, MD 21632                                         P.O. BOX 1138
  (401) 754-9376                                          ST. MICHAELS, MD 21663
  FAX (410) 754-9376                                          (410) 822-4456
                                                            FAX (410) 754-9376

May 14, 2010


Filing Room
U.S. Securities and Exchange Commission
Washington, D.C. 20549

      RE:   Copley Fund, Inc., File Nos. 2-60951 and 811-2815
            -------------------------------------------------

Ladies and Gentleman:

      Transmitted herewith is a 485POS filing for the referenced Fund. Please contact the undersigned if you have any questions.

Very truly yours,
ROBERTS & HENRY

/s/ Thomas C. Henry

Thomas C. Henry

cc: Kevin Rupert